Vessels, net (Details)	6 Months Ended
Jun. 30, 2020 USD ($)
Net Book Value [Abstract]
Beginning balance	$ 23,700,029
Ending balance	23,523,913
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	24,810,061
Additions and other improvements to fleet vessels	484,564
Ending balance	25,294,625
Accumulated Depreciation [Abstract]
Beginning balance	(1,110,032)
Period depreciation	(660,680)
Ending balance	(1,770,712)
Net Book Value [Abstract]
Beginning balance	23,700,029
Ending balance	$ 23,523,913